Employee Benefits - Fair Value of Plan Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [abstract]
Equity instruments	₩ 10,386	₩ 3,151
Debt instruments	1,013,716	692,825
Deposits	1,159,455	1,244,802
Others	71,592	56,939
Fair value of plan assets	₩ 2,255,149	₩ 1,997,717